DEFERRED AND CONTINGENT CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Disclosure of deferred and contingent consideration
As part of previously completed acquisitions of Agbaou and Sadiola mines, including Korali-Sud, and the remaining interest in Kurmuk, the Company has recorded deferred and contingent consideration payable to the various sellers in post-acquisition years as follows:

For year ended December 31, 2025	Sadiola mine	Agbaou mine	Kurmuk project	Korali-Sud project	Total
Opening balance, January 1, 2025	$31,698	$20,013	$38,267	$1,000	$90,978
Accretion	6,093	—	4,233	—	10,326
Revaluation	—	3,639	—	—	3,639
Balance Payable	—	(1,210)	—	—	(1,210)
Payments	(2,500)	(4,960)	(21,250)	—	(28,710)
Closing balance	$35,291	$17,482	$21,250	$1,000	$75,023

Current	$—	$7,867	$21,250	$1,000	$30,117
Non-current	35,291	9,615	—	—	44,906
Total deferred and contingent consideration	$35,291	$17,482	$21,250	$1,000	$75,023

For the year ended December 31, 2024	Sadiola mine	Agbaou mine	Kurmuk project	Korali-Sud project	Total
Opening balance, January 1, 2024	$39,008	$12,671	$58,974	$951	$111,604
Accretion	5,328	—	3,805	49	9,182
Revaluation	(12,638)	10,977	488	—	(1,173)
Balance Payable	—	(727)	—	—	(727)
Payments	—	(2,908)	(25,000)	—	(27,908)
Closing balance	$31,698	$20,013	$38,267	$1,000	$90,978

Current	$—	$5,267	$1,148	$1,000	$7,415
Non-current	31,698	14,746	37,119	—	83,563
Total deferred and contingent consideration	$31,698	$20,013	$38,267	$1,000	$90,978